ABSOLUTE STRATEGIES FUND (the “Fund”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”) dated
August 1, 2020, as supplemented

The following disclosure hereby replaces the corresponding section under “H. Other Fund Service Providers” on page 39 of the SAI:

Custodian. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Fund. The Custodian safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212.

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For more information, please contact a Fund customer service representative toll free at
(888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.

ABSOLUTE CAPITAL OPPORTUNITIES FUND (the “Fund”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”) dated
August 1, 2020, as supplemented

The following disclosure hereby replaces the corresponding section under “H. Other Fund Service Providers” on page 37 of the SAI:

Custodian. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Fund. The Custodian safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212.

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For more information, please contact a Fund customer service representative toll free at
(888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND (the “Fund”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”) dated
February 25, 2021, as supplemented

The following disclosure hereby replaces the corresponding section under “H. Other Fund Service Providers” on page 30 of the SAI:

Custodian. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Fund. The Custodian safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212.

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For more information, please contact a Fund customer service representative toll free at
(888) 99-ABSOLUTE or (888) 992-2765.

PLEASE RETAIN FOR FUTURE REFERENCE.

AUXIER FOCUS FUND (the “Fund”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”) dated
November 1, 2020, as supplemented

The following disclosure hereby replaces the corresponding section under “H. Other Fund Service Providers” on page 25 of the SAI:

Custodian. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Fund. The Custodian safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212.

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For more information, please contact a Fund customer service representative toll free at
(877) 328-9437.

PLEASE RETAIN FOR FUTURE REFERENCE.

BECK, MACK & OLIVER PARTNERS FUND (the “Fund”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”) dated
August 1, 2020, as supplemented

The following disclosure hereby replaces the corresponding section under “H. Other Fund Service Providers” on page 29 of the SAI:

Custodian. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Fund. The Custodian safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212.

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For more information, please contact a Fund customer service representative toll free at
(800) 943-6786.

PLEASE RETAIN FOR FUTURE REFERENCE.

DF DENT PREMIER GROWTH FUND
DF DENT MIDCAP GROWTH FUND
DF DENT SMALL CAP GROWTH FUND (the “Funds”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”) dated
November 1, 2020, as supplemented

The following disclosure hereby replaces the corresponding section under “H. Other Fund Service Providers” on page 27 of the SAI:

Custodian. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Funds. The Custodian safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Funds' domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212.

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For more information, please contact a Fund customer service representative toll free at
(866) 233-3368.

PLEASE RETAIN FOR FUTURE REFERENCE.

LISANTI SMALL CAP GROWTH FUND (the “Fund”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”) dated May 1, 2021

The following disclosure hereby replaces the corresponding section under “H. Other Fund Service Providers” on page 19 of the SAI:

Custodian. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Fund. The Custodian safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212.

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For more information, please contact a Fund customer service representative toll free at (800) 441-7031.

PLEASE RETAIN FOR FUTURE REFERENCE.

MAI MANAGED VOLATILITY FUND (the “Fund”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”) dated
December 30, 2020, as supplemented

The following disclosure hereby replaces the corresponding section under “H. Other Fund Service Providers” on page 26 of the SAI:

Custodian. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Fund. The Custodian safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212.

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For more information, please contact a Fund customer service representative toll free at
(877) 414-7884.

PLEASE RETAIN FOR FUTURE REFERENCE.

MONONGAHELA ALL CAP VALUE FUND (the “Fund”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”) dated
September 1, 2020, as supplemented

The following disclosure hereby replaces the corresponding section under “H. Other Fund Service Providers” on page 23 of the SAI:

Custodian. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Fund. The Custodian safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212.

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For more information, please contact a Fund customer service representative toll free at
(855) 392-9331.

PLEASE RETAIN FOR FUTURE REFERENCE.

PAYSON TOTAL RETURN FUND (the “Fund”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”) dated
August 1, 2020, as supplemented

The following disclosure hereby replaces the corresponding section under “H. Other Fund Service Providers” on page 26 of the SAI:

Custodian. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Fund. The Custodian safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212.

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For more information, please contact a Fund customer service representative toll free at
(800) 805-8258.

PLEASE RETAIN FOR FUTURE REFERENCE.

THE BEEHIVE FUND (the “Fund”)

Supplement dated July 1, 2021 to the Statement of Additional Information (“SAI”) dated
May 1, 2021

The following disclosure hereby replaces the corresponding section under “H. Other Fund Service Providers” on page 22 of the SAI:

Custodian. U.S. Bank, N.A. (the “Custodian”) is the custodian for the Fund. The Custodian safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets. The Custodian also maintains certain books and records of the Fund that are required by applicable federal regulations. The Custodian is located at 1155 N. Rivercenter Dr., MK-WI-S302, Milwaukee, Wisconsin 53212.

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For more information, please contact a Fund customer service representative toll free at
(866) 684-4915.

PLEASE RETAIN FOR FUTURE REFERENCE.